Trade payables - Schedule of Trade Payables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Trade payables	¥ 240,447	$ 35,438	¥ 230,832
Aggregate continuing and discontinued operations [member]
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Payables for charging services	226,351		216,132
Payables for energy solutions	14,096		21,612
Trade payables	240,447		237,744
Disposal groups classified as held for sale [member]
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Trade payables	¥ 0		¥ 6,912